SHORT-TERM ACCRUALS (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
SHORT-TERM ACCRUALS
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs	₫ 5,933,420		$ 236,193,623	₫ 5,695,041
Accrued construction costs for factories and infrastructure	930,999		37,060,587	337,019
Accrued selling expenses	8,623,579		343,281,677	3,241,109
Accrued loan and bonds interests	443,682		17,661,797	398,839
Others	2,625,571		104,516,978	1,388,950
TOTAL	18,557,251		738,714,661	₫ 11,060,958
Related party | V-Green
SHORT-TERM ACCRUALS
Accrued selling expenses	3,658,500		$ 145,600,000
Long term accrued expense	₫ 1,947,200	$ 77,500,000